PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 83.9% of Net Assets
Non-Convertible Bonds – 82.3%
	ABS Car Loan – 3.4%
$ 100,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$102,343
230,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	245,230
235,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	233,732
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	107,330
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	613,223
250,000	Chase Auto Credit Linked Notes, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	249,963
400,000	CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/17/2026, 144A	404,829
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	378,117
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	255,448
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	257,991
145,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	152,513
100,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	104,278
315,000	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025, 144A	324,551
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	148,677
235,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	243,854
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027, 144A	282,525
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027, 144A	160,331
1,125,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	1,123,103
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027, 144A	264,544
250,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	260,340
425,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	424,588
670,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	669,050
450,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	467,437
225,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	228,754
315,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	312,983

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Car Loan – continued
$125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	$126,758

		8,142,492

	ABS Credit Card – 0.2%
140,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/17/2024, 144A	140,219
265,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	265,040

		405,259

	ABS Home Equity – 2.3%
575,000	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)(b)(c)	575,000
301,201	CSMC Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(c)	300,486
80,162	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(c)	82,751
302,946	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(c)	304,130
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(c)	507,137
9,492	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.767%, 7/25/2035(a)(b)(c)	8,064
160,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	161,275
565,000	Progress Residential Trust, Series 2018-SFR3, Class D, 4.427%, 10/17/2035, 144A	571,317
135,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	138,431
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	235,027
486,871	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(c)	486,816
210,000	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(c)	210,100
232,696	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(c)	233,092
144,813	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(c)	144,792
389,655	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(c)	387,601
357,129	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(c)	356,853
252,727	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(c)	252,450
510,000	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(c)	509,800

		5,465,122

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Other – 2.2%
$195,000	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	$194,446
155,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	158,030
1,951,286	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(d)(e)	1,073,207
150,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	152,884
115,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	114,436
122,914	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	117,884
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033, 144A	150,938
538,642	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	527,975
100,000	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	100,159
1,000,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	1,029,250
110,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	112,374
263,233	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	255,492
420,000	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	419,290
286,254	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	275,729
555,000	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	541,555
211,391	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	207,716

		5,431,365

	ABS Student Loan – 0.8%
181,514	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	185,814
71,852	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	72,363
85,620	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	86,159
401,465	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	400,180
215,086	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	227,066
665,000	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	683,062
195,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 0.836%, 1/15/2053, 144A(f)	194,773

		1,849,417

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Whole Business – 0.2%
$242,500	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047, 144A	$257,392
130,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841%, 12/05/2050, 144A	131,655

		389,047

	Aerospace & Defense – 3.2%
1,215,000	Boeing Co. (The), 2.196%, 2/04/2026	1,211,232
85,000	Boeing Co. (The), 3.100%, 5/01/2026	90,037
15,000	Boeing Co. (The), 3.250%, 2/01/2035	14,537
100,000	Boeing Co. (The), 3.550%, 3/01/2038	96,707
115,000	Boeing Co. (The), 3.600%, 5/01/2034	115,006
510,000	Boeing Co. (The), 3.625%, 2/01/2031	533,564
85,000	Boeing Co. (The), 3.625%, 3/01/2048	78,466
65,000	Boeing Co. (The), 3.650%, 3/01/2047	59,711
50,000	Boeing Co. (The), 3.750%, 2/01/2050	47,755
390,000	Boeing Co. (The), 3.850%, 11/01/2048	376,336
705,000	Boeing Co. (The), 3.950%, 8/01/2059	677,724
160,000	Boeing Co. (The), 5.150%, 5/01/2030	184,279
1,525,000	Boeing Co. (The), 5.805%, 5/01/2050	1,919,900
490,000	Boeing Co. (The), 5.930%, 5/01/2060	628,731
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	391,886
1,125,000	Textron, Inc., 3.000%, 6/01/2030	1,142,694
195,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	212,355

		7,780,920

	Airlines – 2.3%
137,742	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	137,899
1,490,000	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A	1,601,497
1,535,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,508,138
51,439	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	48,301

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Airlines – continued
$11,749	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	$11,745
257,682	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	268,916
455,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	498,794
221,506	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	227,993
466,775	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	440,093
260,069	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	255,505
487,913	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	539,709

		5,538,590

	Automotive – 1.2%
213,000	Cummins, Inc., 5.650%, 3/01/2098	274,751
2,099,000	General Motors Co., 5.200%, 4/01/2045	2,410,092
250,000	General Motors Co., 6.250%, 10/02/2043	320,171

		3,005,014

	Banking – 9.3%
2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,323,684
420,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	471,576
370,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031	348,194
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	660,428
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,335,907
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	334,301
235,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031	220,745
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	352,115
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	596,070
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,246,793
1,145,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A	1,032,195
1,040,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	1,132,903

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Banking – continued
$1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	$1,209,685
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	79,937
640,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	580,053
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	267,997
1,619,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	1,823,393
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	223,590
740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031	690,193
482,000	Morgan Stanley, 3.950%, 4/23/2027	533,369
1,205,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032	1,124,697
953,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,076,752
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,121,133
595,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	568,963
1,685,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	1,682,367
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	572,366

		22,609,406

	Brokerage – 0.5%
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	942,206
291,000	Jefferies Group LLC, 6.450%, 6/08/2027	362,725

		1,304,931

	Building Materials – 1.4%
2,010,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,961,760
211,000	Masco Corp., 6.500%, 8/15/2032	273,239
104,000	Masco Corp., 7.750%, 8/01/2029	138,102
778,000	Owens Corning, 7.000%, 12/01/2036	1,062,996

		3,436,097

	Cable Satellite – 2.0%
565,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	572,062

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – continued
$165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	$162,837
3,400,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	3,180,035
370,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	339,198
195,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	187,223
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	185,637
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	171,616

		4,798,608

	Chemicals – 0.3%
200,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	197,800
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	200,934
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	401,716

		800,450

	Collateralized Mortgage Obligations – 0.1%
214,187	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	249,556

	Consumer Cyclical Services – 1.3%
180,000	Expedia Group, Inc., 2.950%, 3/15/2031, 144A	177,534
1,130,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,137,284
1,135,000	Expedia Group, Inc., 3.800%, 2/15/2028	1,202,163
155,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	168,826
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	414,218

		3,100,025

	Consumer Products – 0.2%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	431,946

	Diversified Manufacturing – 0.1%
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 0.541%, 5/13/2024(f)	221,232

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Electric – 1.6%
$605,000	Calpine Corp., 3.750%, 3/01/2031, 144A	$576,626
95,000	Edison International, 4.950%, 4/15/2025	106,040
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,380,731
416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	584,192
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	139,381
175,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	151,859
225,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	215,378
290,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	282,277
310,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	317,106

		3,753,590

	Finance Companies – 4.2%
290,000	Air Lease Corp., 3.125%, 12/01/2030	289,140
196,000	Air Lease Corp., 4.625%, 10/01/2028	215,002
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	122,338
225,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	219,218
2,435,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	2,791,851
445,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	509,418
15,000	Navient Corp., 5.000%, 3/15/2027	15,038
1,190,000	Navient Corp., 5.500%, 1/25/2023	1,234,625
95,000	Navient Corp., 5.875%, 10/25/2024	99,760
110,000	Navient Corp., 6.750%, 6/15/2026	119,240
891,000	Navient Corp., MTN, 5.625%, 8/01/2033	832,506
691,000	Navient Corp., MTN, 6.125%, 3/25/2024	731,596
398,000	Navient Corp., MTN, 7.250%, 1/25/2022	412,428
1,920,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	2,014,904
125,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	120,313

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Finance Companies – continued
$475,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	$457,188

		10,184,565

	Financial Other – 0.1%
295,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	288,277
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	30,975

		319,252

	Food & Beverage – 1.2%
990,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	1,123,271
1,066,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	1,061,821
730,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	764,850

		2,949,942

	Government Owned - No Guarantee – 1.2%
19,600,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)	271,651
485,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	462,506
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	965,108
1,205,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A	1,090,464

		2,789,729

	Health Insurance – 0.3%
700,000	Centene Corp., 2.500%, 3/01/2031	668,514
50,000	Centene Corp., 3.000%, 10/15/2030	49,917

		718,431

	Healthcare – 1.5%
10,000	Cigna Corp., 7.875%, 5/15/2027	13,189
265,000	HCA, Inc., 3.500%, 9/01/2030	267,244
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,336,979
1,430,000	HCA, Inc., 5.250%, 6/15/2049	1,749,847
182,000	HCA, Inc., MTN, 7.750%, 7/15/2036	239,330

		3,606,589

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Home Construction – 1.7%
$510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	$643,683
1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,486,250
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,101,541

		4,231,474

	Hybrid ARMs – 0.0%
2,891	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(f)	2,971
8,572	FNMA, 12-month LIBOR + 1.838%, 2.575%, 9/01/2036(f)	9,100

		12,071

	Independent Energy – 1.5%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,196,518
353,000	Continental Resources, Inc., 3.800%, 6/01/2024	361,825
13,000	Continental Resources, Inc., 4.500%, 4/15/2023	13,464
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	189,686
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	284,093
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	369,867
505,000	Hess Corp., 5.600%, 2/15/2041	582,567
40,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	43,696
450,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	492,543

		3,534,259

	Leisure – 0.1%
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	80,800
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	110,550

		191,350

	Life Insurance – 2.4%
205,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	209,176
1,402,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,405,108
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	2,274,229

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Life Insurance – continued
$1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	$1,998,688

		5,887,201

	Lodging – 0.1%
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	161,939
30,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	31,097
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	11,075
10,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	11,353

		215,464

	Media Entertainment – 1.4%
1,170,000	Discovery Communications LLC, 3.950%, 3/20/2028	1,278,052
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	55,412
15,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	15,429
225,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	241,312
400,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	460,616
30,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	35,477
90,000	Netflix, Inc., 5.875%, 11/15/2028	108,861
105,000	Netflix, Inc., 6.375%, 5/15/2029	130,200
39,000	ViacomCBS, Inc., 4.375%, 3/15/2043	42,084
663,000	ViacomCBS, Inc., 5.250%, 4/01/2044	797,635
239,000	ViacomCBS, Inc., 5.850%, 9/01/2043	305,253

		3,470,331

	Metals & Mining – 1.6%
735,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	727,049
148,000	ArcelorMittal S.A., 7.000%, 3/01/2041	201,946
304,000	ArcelorMittal S.A., 7.250%, 10/15/2039	416,176
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	214,500
260,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	264,714

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$500,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	$595,257
1,450,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	1,393,334
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	87,119

		3,900,095

	Midstream – 1.2%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	139,687
588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	583,461
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	571,573
565,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A	544,729
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	51,646
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	27,660
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	56,013
10,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	9,199
455,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	432,913
45,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	44,013
392,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	403,270

		2,864,164

	Non-Agency Commercial Mortgage-Backed Securities – 0.9%
165,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(c)	165,716
100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.419%, 12/15/2047, 144A(c)	102,120
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.764%, 10/15/2046(c)	54,856
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.116%, 9/15/2049(c)	479,491
165,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class B, 5.200%, 6/15/2044, 144A(c)	166,503
100,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	99,092
65,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.813%, 5/10/2063, 144A(c)	59,961
100,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	99,478
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.849%, 3/15/2044, 144A(c)	51,121

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$105,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS, 3.835%, 4/15/2045	$107,231
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	181,053
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(c)	659,454

		2,226,076

	Paper – 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	714,639
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	196,272
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	142,709

		1,053,620

	Pharmaceuticals – 0.8%
1,885,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	1,920,912

	Property & Casualty Insurance – 1.3%
39,000	American International Group, Inc., 4.125%, 2/15/2024	42,705
56,000	American International Group, Inc., 4.875%, 6/01/2022	58,808
1,460,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	1,532,529
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,449,479

		3,083,521

	REITs - Office Property – 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	82,193

	REITs - Shopping Centers – 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	68,685

	Retailers – 0.6%
1,270,000	AutoZone, Inc., 4.000%, 4/15/2030	1,405,952

	Sovereigns – 1.9%
1,435,000	Mexico Government International Bond, 3.771%, 5/24/2061	1,270,893
1,452,000	U.S. Department of Housing and Urban Development, Series A, 2.350%, 8/01/2021	1,462,774
1,760,000	U.S. Department of Housing and Urban Development, Series A, 2.450%, 8/01/2022	1,813,874

		4,547,541

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Supermarkets – 0.0%
$39,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	$51,196

	Supranational – 0.1%
22,620,000	International Finance Corp., 5.850%, 11/25/2022, (INR)	311,299

	Technology – 3.0%
1,065,000	Avnet, Inc., 4.625%, 4/15/2026	1,175,901
220,000	Broadcom, Inc., 4.150%, 11/15/2030	237,459
915,000	Broadcom, Inc., 4.300%, 11/15/2032	996,194
390,000	Broadcom, Inc., 5.000%, 4/15/2030	444,489
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	153,548
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	1,117,121
375,000	Jabil, Inc., 3.600%, 1/15/2030	392,724
330,000	Jabil, Inc., 3.950%, 1/12/2028	366,795
776,000	KLA Corp., 5.650%, 11/01/2034	970,294
1,050,000	Microchip Technology, Inc., 0.972%, 2/15/2024, 144A	1,048,048
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	136,312
155,000	Micron Technology, Inc., 5.327%, 2/06/2029	182,347
110,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	111,506

		7,332,738

	Transportation Services – 0.5%
300,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	283,983
210,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	222,703
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	769,264

		1,275,950

	Treasuries – 15.1%
6,412(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	1,205,177
247,869(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	1,253,018
8,440,000	U.S. Treasury Bond, 1.250%, 5/15/2050(g)	6,369,233

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Treasuries – continued
$2,335,000	U.S. Treasury Bond, 1.375%, 8/15/2050	$1,822,030
555,000	U.S. Treasury Bond, 3.000%, 8/15/2048	622,814
5,015,000	U.S. Treasury Note, 0.125%, 11/30/2022	5,014,021
5,045,000	U.S. Treasury Note, 0.125%, 12/31/2022(h)	5,042,832
8,485,000	U.S. Treasury Note, 0.125%, 2/28/2023	8,479,697
6,820,000	U.S. Treasury Note, 1.500%, 11/30/2021(g)	6,885,003

		36,693,825

	Wireless – 2.1%
1,250,000	American Tower Corp., 1.875%, 10/15/2030	1,169,395
50,000	American Tower Corp., 2.100%, 6/15/2030	47,580
280,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	273,370
1,415,000	Crown Castle International Corp., 2.250%, 1/15/2031	1,360,023
55,000	Crown Castle International Corp., 3.300%, 7/01/2030	57,571
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	624,650
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	307,288
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	1,215,603

		5,055,480

	Wirelines – 4.5%
3,595,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	3,322,268
1,248,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	1,140,758
371,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	352,965
201,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	227,964
5,077,000	Verizon Communications, Inc., 4.329%, 9/21/2028	5,813,114

		10,857,069

	Total Non-Convertible Bonds (Identified Cost $195,898,837)	199,554,041

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 1.2%
	Airlines – 0.1%
$210,000	Southwest Airlines Co., 1.250%, 5/01/2025	$360,544

	Cable Satellite – 0.3%
835,000	DISH Network Corp., 3.375%, 8/15/2026	802,685

	Communications – 0.1%
185,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(m)	174,825

	Consumer Cyclical Services – 0.2%
175,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(m)	191,012
160,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(i)	151,300
155,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(m)	162,847

		505,159

	Healthcare – 0.2%
330,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	366,729

	Lodging – 0.1%
125,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(m)	148,047

	Pharmaceuticals – 0.2%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	151,785
305,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	299,083
30,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	50,868
60,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	80,663

		582,399

	Technology – 0.0%
25,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	25,839

	Total Convertible Bonds (Identified Cost $2,899,757)	2,966,227

Municipals – 0.4%
	Virginia – 0.4%
875,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $866,712)	918,286

	Total Bonds and Notes (Identified Cost $199,665,306)	203,438,554

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – 3.2%
$395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.100%, 4/23/2034, 144A(a)(b)(f)	$395,000
430,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 4/22/2034, 144A(b)(f)(l)	430,000
355,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 4/20/2034, 144A(b)(f)(l)	354,929
675,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 4/20/2034, 144A(b)(f)(l)	675,067
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.874%, 7/20/2031, 144A(f)	601,980
405,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.650%, 4/20/2034, 144A(a)(b)(f)(l)	405,000
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.641%, 1/15/2031, 144A(f)	455,461
535,000	Elmwood CLO II Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 3.000%, 4/20/2034, 144A(b)(f)(l)	535,000
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.966%, 1/20/2034, 144A(f)	274,745
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 1.868%, 10/25/2031, 144A(f)	249,766
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.882%, 11/22/2031, 144A(f)	250,282
450,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.922%, 10/22/2025, 144A(f)	450,681
255,000	Invesco CLO Ltd, Series 2021-1A, Class D, 3-month LIBOR + 3.050%, 4/15/2034, 144A(b)(f)(l)	255,000
625,000	Madison Park Funding X Ltd., Series 2012-10A, Class BR3, 3-month LIBOR + 1.600%, 1.800%, 1/20/2029, 144A(f)	625,074
325,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A(b)(f)	325,000
300,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.693%, 4/16/2031, 144A(f)	296,779
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.509%, 4/20/2034, 144A(f)	360,000
275,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 4/20/2034, 144A(a)(b)(f)(l)	275,000
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 4/20/2034, 144A(b)(f)(l)	310,000
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 1.891%, 10/15/2031, 144A(f)	255,423

	Total Collateralized Loan Obligations (Identified Cost $7,778,916)	7,780,187

Shares
Common Stocks – 6.9%
	Aerospace & Defense – 0.2%
1,396	Lockheed Martin Corp.	515,822

	Air Freight & Logistics – 0.2%
3,103	United Parcel Service, Inc., Class B	527,479

	Beverages – 0.2%
9,670	Coca-Cola Co. (The)	509,706

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 0.4%
696	BlackRock, Inc.	$524,756
6,326	Morgan Stanley	491,277

		1,016,033

	Communications Equipment – 0.2%
10,036	Cisco Systems, Inc.	518,961

	Electric Utilities – 0.5%
5,308	Duke Energy Corp.	512,381
6,904	NextEra Energy, Inc.	522,012

		1,034,393

	Electronic Equipment, Instruments & Components – 0.5%
24,223	Corning, Inc.	1,053,943

	Food & Staples Retailing – 0.2%
3,769	Walmart, Inc.	511,943

	Health Care Equipment & Supplies – 0.2%
4,255	Abbott Laboratories	509,919

	Health Care Providers & Services – 0.5%
1,464	Anthem, Inc.	525,503
1,366	UnitedHealth Group, Inc.	508,247

		1,033,750

	Hotels, Restaurants & Leisure – 0.2%
4,721	Starbucks Corp.	515,864

	Household Products – 0.2%
3,799	Procter & Gamble Co. (The)	514,498

	Insurance – 0.2%
5,380	Progressive Corp. (The)	514,382

	IT Services – 0.4%
1,885	Accenture PLC, Class A	520,731
2,697	Automatic Data Processing, Inc.	508,304

		1,029,035

	Machinery – 0.2%
1,381	Deere & Co.	516,687

	Media – 0.2%
9,010	Comcast Corp., Class A	487,531

	Metals & Mining – 0.2%
8,467	Newmont Corp.	510,306

	Oil, Gas & Consumable Fuels – 0.4%
4,822	Chevron Corp.	505,298
20,828	Williams Cos., Inc. (The)	493,415

		998,713

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 0.8%
13,089	Bristol-Myers Squibb Co.	$826,309
3,129	Johnson & Johnson	514,251
6,610	Merck & Co., Inc.	509,565

		1,850,125

	REITs—Diversified – 0.2%
2,229	American Tower Corp.	532,865

	Road & Rail – 0.2%
2,335	Union Pacific Corp.	514,657

	Software – 0.2%
2,180	Microsoft Corp.	513,979

	Specialty Retail – 0.2%
1,744	Home Depot, Inc. (The)	532,356

	Technology Hardware, Storage & Peripherals – 0.2%
4,206	Apple, Inc.	513,763

	Total Common Stocks (Identified Cost $15,097,237)	16,776,710

Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.2%
	Banking – 0.8%
1,083	Bank of America Corp., Series L, 7.250%	1,514,034
317	Wells Fargo & Co., Class A, Series L, 7.500%	449,319

		1,963,353

	Food & Beverage – 0.0%
635	Bunge Ltd., 4.875%	73,140

	Healthcare – 0.1%
2,268	Boston Scientific Corp., Series A, 5.500%	243,266

	Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	620,359

	Total Convertible Preferred Stocks (Identified Cost $2,434,904)	2,900,118

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	11,080

Shares	Description	Value (†)
Preferred Stocks – continued
	Non-Convertible Preferred Stocks – continued
	Electric – continued
1,860	Union Electric Co., 4.500%	$190,650

		201,730

	Total Non-Convertible Preferred Stocks (Identified Cost $104,764)	201,730

	Total Preferred Stocks (Identified Cost $2,539,668)	3,101,848

Principal Amount (‡)
Short-Term Investments – 6.6%
35,493,709	Central Bank of Iceland, 0.000%, (ISK)(f)(j)	279,919
15,580,742	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $15,580,742 on 4/01/2021 collateralized by $15,465,900 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $15,892,387 including accrued interest(k)	15,580,742

	Total Short-Term Investments (Identified Cost $15,869,638)	15,860,661

	Total Investments – 101.9% (Identified Cost $240,950,765)	246,957,960
	Other assets less liabilities – (1.9)%	(4,536,019)

	Net Assets – 100.0%	$242,421,941

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$5,542,396	2.3%	$1,658,064	0.7%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $1,658,064 or 0.7% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.

(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(d)	Illiquid security.

(e)

Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $5,542,396 or 2.3% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(g)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(j)	Security callable by issuer at any time. No specified maturity date.

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	New issue unsettled as of March 31, 2021. Coupon rate does not take effect until settlement date.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $74,538,837 or 30.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
BRL	Brazilian Real
INR	Indian Rupee
ISK	Icelandic Krona
MXN	Mexican Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/02/2021	BRL	S694,000	$123,093	$122,838	$255
Bank of America, N.A.	6/02/2021	BRL	S2,737,000	480,237	484,448	(4,211)

Total						$(3,956)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	6/21/2021	55	$10,380,854	$9,967,031	$413,823

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$4,882,058	$583,064	(a)	$5,465,122
ABS Other	—	4,358,158	1,073,207	(b)	5,431,365
All Other Non-Convertible Bonds*	—	188,657,554	—		188,657,554

Total Non-Convertible Bonds	—	197,897,770	1,656,271		199,554,041

Convertible Bonds*	—	2,966,227	—		2,966,227
Municipals*	—	918,286	—		918,286

Total Bonds and Notes	—	201,782,283	1,656,271		203,438,554

Collateralized Loan Obligations	—	3,820,191	3,959,996	(c)	7,780,187

Common Stocks*	16,776,710	—	—		16,776,710

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	73,140	—		73,140
All Other Convertible Preferred Stocks*	2,826,978	—	—		2,826,978

Total Convertible Preferred Stocks	2,826,978	73,140	—		2,900,118

Non-Convertible Preferred Stocks*	—	201,730	—		201,730

Total Preferred Stocks	2,826,978	274,870	—		3,101,848

Short-Term Investments	—	15,860,661	—		15,860,661

Total Investments	19,603,688	221,738,005	5,616,267		246,957,960

Forward Foreign Currency Contracts (unrealized appreciation)	—	255	—		255
Futures Contracts (unrealized appreciation)	413,823	—	—		413,823

Total	$20,017,511	$221,738,260	$5,616,267		$247,372,038

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(4,211)	$—		$(4,211)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($8,064) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($575,000).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($1,075,000) or valued using broker-dealer bid prices ($2,884,996).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or March 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$9,201		$—	$26	$188	$574,996	$(1,347)	$—	$—	$583,064	$10
ABS Other	1,149,776		—	126	62,522	—	(139,217)	—	—	1,073,207	—
Collateralized Loan Obligations	—		—	—	(4)	3,960,000	—	—	—	3,959,996	(4)
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(316,709)	316,709	—	—	—	—	—	—

Total	$1,158,977		$—	$(316,557)	$379,415	$4,534,996	$(140,564)	$—	$—	$5,616,267	$6

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended March 31, 2021, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The fund may also use futures contracts to gain investment exposure. During the period ended March 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on future contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$255	$—
Exchange-traded asset derivatives
Interest rate contracts	—	413,823

Total asset derivatives	$255	$413,823

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(4,211)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts and option contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2021, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(3,956)	$—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 563,648	$563,393

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	15.1%
Banking	10.1
Wirelines	4.5
Finance Companies	4.2
Aerospace & Defense	3.4
ABS Car Loan	3.4
Technology	3.0
Airlines	2.4
Life Insurance	2.4
Cable Satellite	2.3
ABS Home Equity	2.3
ABS Other	2.2
Wireless	2.1
Other Investments, less than 2% each	34.7
Short-Term Investments	6.6
Collateralized Loan Obligations	3.2

Total Investments	101.9
Other assets less liabilities (including forward foreign currency and futures contracts)	(1.9)

Net Assets	100.0%